SUBSEQUENT EVENTS (Details)						9 Months Ended
	Sep. 27, 2023 USD ($)	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Feb. 02, 2023 item	Jan. 18, 2023 USD ($) shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares
SUBSEQUENT EVENTS
Number of consecutive trading days prior to the date of the Letter		30 days
Minimum Market Value of Listed Securities | $	$ 50,000,000	$ 15,000,000
Number of consecutive business days during the compliance period		10 days
Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			7,000
PIPE Securities Purchase Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued						424,000	424,000
Maximum number of shares issuable						15,000
Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued					106,000
Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			2,000		2,000
Subsequent event
SUBSEQUENT EVENTS
Extension period (in months)				3 months
Number of extensions permitted | item				3
Number of consecutive trading days prior to the date of the Letter			30 days
Minimum Market Value of Listed Securities | $	$ 50,000,000		$ 50,000,000
Number of consecutive business days during the compliance period	10 days
Subsequent event | Backstop Agreement
SUBSEQUENT EVENTS
Aggregate purchase price | $			$ 15,000,000
Subsequent event | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			7,000
Number of preferred stock converted to into common stock					234,260
Subsequent event | Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued					106,000
Aggregate purchase price | $					$ 2,000,000
Additional PIPE financing | $			$ 7,000,000
Subsequent event | Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued			2,000		2,000
Subsequent event | Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount | $					$ 250,000